EQUITY (Details 4) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial instruments available for sale
Beginning balance	$ 10,372	$ (1,170)	$ (1,834)
Gains (losses) on remeasuring financial instruments available for sale, before tax	6,220	11,542	664
Ending balance	16,592	10,372	(1,170)
Hedges of net investment in foreign operations
Beginning balance	14,917
Gains (losses) on hedges of net investment in foreign operations, before tax	49,824	14,917
Ending balance	64,741	14,917
Cash Flow Hedges
Beginning balance	(5,603)
Gains (losses) on cash flow hedges, before tax	(127)	(5,603)
Ending balance	(5,730)	(5,603)
Exchange differences on translation
Beginning balance	2,380
Gains (losses) on exchange differences on translation, before tax	(59,865)	2,380
Ending balance	(57,485)	2,380
Remeasurement of defined benefit obligation
Beginning balance	(2,598)
Gains (losses) on remeasurement of defined benefit obligation, before tax	(138)	(2,598)
Ending balance	(2,736)	(2,598)
Other Comprehensive Income, before tax	15,382	19,468	(1,170)
Income tax relating to instruments available for sale
Beginning balance	(2,764)	226	444
Income Tax Income and Loss Related to Available-for-Sale Instruments	(2,173)	(2,990)	(218)
Ending balance	(4,937)	(2,764)	226
Income tax relating to hedges of net investment in foreign operation
Beginning balance	(3,219)
Losses and gains from Income Tax relative to Foreign Coverage	(14,068)	(3,219)
Ending balance	(17,287)	(3,219)
Income tax relating to cash flow hedges
Beginning balance	1,345
Losses and gains from income tax related to hedges	44	1,345
Ending balance	1,389	1,345
Income tax relating to defined benefit obligation
Beginning balance	722
Income tax gains and losses on recognition of defined benefit obligations	(4)	722
Ending balance	718	722
Totals Income tax in valuation accounts	(20,117)	(3,916)	226
Other comprehensive income after tax	$ (4,735)	$ 15,552	$ (944)